Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.405	$ 0.380	$ 0.810	$ 0.760
Dividends declared	$ 200	$ 188	$ 400	$ 376
Dividends reinvested	(6)	(6)	(12)	(12)
Dividends paid	$ 194	$ 182	$ 388	$ 364